Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Partnership's Deferred Tax Assets (Liabilities)
Derivative instruments	$ 59,724	$ 32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)
Gross deferred tax assets	94,333	70,488
Valuation allowance	(89,236)	(66,841)
Net deferred tax assets	$ 5,097	$ 3,647